UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-22795

First Trust Intermediate Duration Preferred & Income Fund

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: October 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

Fifth Third Bancorp
Ticker: FITBP
CUSIP: 316773886
Shareholder meeting date: 4/18/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Election of directors to serve until 2023/Ratification of Deloitte & Touche LLP to serve as independent Auditors/Approval of Executive officers compensation	Issuer	Yes	FOR	FOR

Signature Bank
Ticker: SBNYP
CUSIP: 82669G203
Shareholder meeting date: 4/19/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Vote to approve share repurchase plan	Issuer	Yes	Abstain	N/A

Argo Group International Holdings, LTD
Ticker: ARGO.PRA
CUSIP: 040128209
Shareholder meeting date: 4/19/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Proposal to approve merger/proposal to approve adjournment of special meeting	Issuer	Yes	FOR	FOR

LINCOLN NATIONAL CORPORATION
Ticker: LNC.PRD
CUSIP: 534187885
Shareholder meeting date: 5/25/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Election of directors to serve until 2023/Ratification of Ernst & Young to serve as independent Auditors/Approval of Executive officers compensation	Issuer	Yes	FOR/1 Year/Abstain	FOR

LINCOLN NATIONAL CORPORATION
Ticker:
CUSIP: 534187BR9
Shareholder meeting date: 5/25/2023

Brief identification of matter voted on	Whether the matter voted on was proposed by the issuer or by a security holder	Whether the Fund cast its vote on the matter	How the Fund cast its vote on the matter	Whether the Fund voted for or against management
Election of directors to serve until 2023/Ratification of Ernst & Young to serve as independent Auditors/Approval of Executive officers compensation	Issuer	Yes	FOR/1 Year/Abstain	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FIRST TRUST Intermediate Duration Preferred & Income FUND

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	August 10, 2023

* Print the name and title of each signing officer under his or her signature.